JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 54.3%
Fixed Income — 13.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	5,014	60,113
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	17,106	146,089
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,963	15,512
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,984	15,557
JPMorgan High Yield Fund Class R6 Shares (a)	4,565	33,370
JPMorgan Income Fund Class R6 Shares (a)	1,637	15,552

Total Fixed Income		286,193

International Equity — 8.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	8,785	180,361

U.S. Equity — 32.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,769	705,503

TOTAL INVESTMENT COMPANIES (Cost $944,637)		1,172,057

EXCHANGE-TRADED FUNDS — 43.9%
Alternative Assets — 5.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	1,115	107,225

Fixed Income — 4.9%
JPMorgan High Yield Research Enhanced ETF (a)	885	46,096
JPMorgan U.S. Aggregate Bond ETF (a)	1,123	60,969

Total Fixed Income		107,065

International Equity — 24.8%
JPMorgan BetaBuilders International Equity ETF (a)	9,092	535,084

U.S. Equity — 9.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,216	106,670
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,093	70,196
JPMorgan U.S. Value Factor ETF (a)	615	21,854

Total U.S. Equity		198,720

TOTAL EXCHANGE-TRADED FUNDS (Cost $826,506)		948,094

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $6,181)	6,155	6,182

	Shares (000)
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $43,664)	43,664	43,664

Total Investments — 100.5% (Cost $1,820,988)		2,169,997
Liabilities in Excess of Other Assets — (0.5)%		(10,204)

Net Assets — 100.0%		2,159,793

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.

JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	226	12/2021	EUR	10,534	(352)
FTSE 100 Index	56	12/2021	GBP	5,314	1
S&P 500 E-Mini Index	316	12/2021	USD	67,980	(2,313)

					(2,664)

Short Contracts
U.S. Treasury 10 Year Note	(249)	12/2021	USD	(32,798)	322

					(2,342)

Abbreviations

EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
USD United States Dollar

JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$948,094	$—	$—	$948,094
Investment Companies	1,172,057	—	—	1,172,057
U.S. Treasury Obligations	—	6,182	—	6,182
Short-Term Investments
Investment Companies	43,664	—	—	43,664

Total Investments in Securities	$2,163,815	$6,182	$—	$2,169,997

Appreciation in Other Financial Instruments
Futures Contracts	$323	$—	$—	$323
Depreciation in Other Financial Instruments
Futures Contracts	(2,665)	—	—	(2,665)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(2,342)	$—	$—	$(2,342)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$522,197	$21,370	$—	$—	$(8,483)	$535,084	9,092	$2,953		$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	106,795	3,222	3,301	439	70	107,225	1,115	714		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	106,020	3,317	—	—	(2,667)	106,670	1,216	248		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	70,469	6,606	3,229	(31)	(3,619)	70,196	1,093	216		—
JPMorgan Core Bond Fund Class R6 Shares (a)	56,804	3,638	—	—	(329)	60,113	5,014	328		—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	145,846	929	—	—	(686)	146,089	17,106	929		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	15,648	177	—	—	(313)	15,512	1,963	177		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	173,746	22,672	—	—	(16,057)	180,361	8,785	—		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	15,665	285	—	—	(393)	15,557	1,984	285		—
JPMorgan Equity Index Fund Class R6 Shares (a)	619,710	86,661	—	—	(868)	705,503	10,769	2,204		—
JPMorgan High Yield Fund Class R6 Shares (a)	27,335	6,117	—	—	(82)	33,370	4,565	378		—
JPMorgan High Yield Research Enhanced ETF (a)	46,309	(1)	—	—	(212)	46,096	885	487		—
JPMorgan Income Fund Class R6 Shares (a)	15,498	152	—	—	(98)	15,552	1,637	151		—
JPMorgan Managed Income Fund Class L Shares (a)	1,018	—	1,018	1	(1)	—	—	—	(b)	—
JPMorgan U.S. Aggregate Bond ETF (a)	56,585	4,641	—	—	(257)	60,969	1,123	197		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c)	40,077	137,562	133,975	—	—	43,664	43,664	3		—
JPMorgan U.S. Value Factor ETF (a)	107,568	1	85,912	2,406	(2,209)	21,854	615	344		—

Total	$2,127,290	$297,349	$227,435	$2,815	$(36,204)	$2,163,815		$9,614		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.